DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2017
DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Abstract]
Disclosure of earnings per share [text block]
NOTE 26. DISTRIBUTABLE NET Profit AND EARNINGS PER SHARE

Distributable net profit
As a general policy, the Board of Directors of Arauco agreed that the net profit to be distributed as dividend is determined based on realized net gains/(losses) of any relevant variations in the value of unrealized assets and liabilities, which are excluded from the calculation of net profit during the period such changes are made.

As a result of the foregoing, for purposes of determining the distributable net profit of the Company, which is the same considered for calculating the minimum dividend required and additional dividend, the following unrealized gains/losses are excluded from the net profit for the year:

1)
Unrealized gains/losses relating to the fair value recorded for forestry assets under IAS 41, adding them back to distributable net profit when they are realized through sale or disposed of by other means.

2)	Those generated through the acquisition of entities. These results will be added back to net profit when they are realized through sale.

The deferred taxes associated with the amounts described in 1) and 2) above are also excluded.

The following table details the adjustments made for the determination of distributable net profit as December 31, 2017, 2016 and 2015 in order to determine the provision of 40% of the distributable net profit for each year:

Distributable Net Profit ThU.S.$
Net profit attributable to owners of parent at 12-31-2017	269,724
Adjustments:
Biological Assets
Unrealized gains/losses	(82,782)
Realized gains/losses	303,668
Deferred income taxes	(54,944)
Total adjustments	165,942
Distributable Net Profit at 12-31-2017	435,666

Distributable Net Profit ThU.S.$
Net profit attributable to owners of parent at 12-31-2016	213,801
Adjustments:
Biological Assets
Unrealized gains/losses	(204,671)
Realized gains/losses	210,223
Deferred income taxes	2,089
Total adjustments	7,641
Distributable Net Profit at 12-31-2016	221,442

Distributable Net Profit ThU.S.$
Net profit attributable to owners of parent at 12-31-2015	362,689
Adjustments:
Biological Assets
Unrealized gains/losses	(205,527)
Realized gains/losses	203,730
Deferred income taxes	(3,889)
Total adjustments	(5,686)
Distributable Net Profit at 12-31-2015	357,003

The Company expects to maintain its policy of distributing 40% of its net distributable profit as dividends for all future fiscal years, but will also consider the alternative of distributing a provisional dividend at year end.
As of December 31, 2017, in the Statements of Financial Position, under the line item Other current non-financial liabilities ThU.S.$113,773 correspond to a provision for the minimum dividend for the 2017 period, corresponding to the Parent Company, after discounting the provisional dividend distribution of ThU.S.$60,494, paid to the shareholders in December 2017.

Basic and diluted earnings per share

Basic and diluted earnings per share are calculated by dividing the profit or loss attributable to ordinary equity holders of parent by the weighted average number of ordinary shares outstanding. Arauco does not have any shares with potential dilutive effect.

	January-December
	2017	2016	2015
	ThU.S.$	ThU.S.$	ThU.S.$

Profit or loss attributable to ordinary equity holder of parent	269,724	213,801	362,689
Weighted average of number of shares	113,159,655	113,159,655	113,159,655
Basic and diluted earnings per share (in U.S.$ per share)	2,3836	1,8894	3,2051